Cover Page	Aug. 13, 2024
Document Information [Line Items]
Entity Registrant Name	SPIRE MISSOURI INC
Document Type	8-K
Document Period End Date	Aug. 13, 2024
Entity File Number	1-16681
Entity Address, Address Line One	700 Market Street
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63101
City Area Code	314
Local Phone Number	342-0500
Entity Incorporation, State or Country Code	MO
Entity Tax Identification Number	74-2976504
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000057183
Spire Missouri Inc [Member]
Document Information [Line Items]
Entity Registrant Name	Spire Missouri Inc.
Entity File Number	1-1822
Entity Address, Address Line One	700 Market Street
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63101
City Area Code	314
Local Phone Number	342-0500
Entity Incorporation, State or Country Code	MO
Entity Tax Identification Number	43-0368139
Common Stock Custom [Member]
Document Information [Line Items]
Security12b Title	Common Stock
Trading Symbol	SR
Security Exchange Name	NYSE
Depositary Shares Custom [Member]
Document Information [Line Items]
Security12b Title	Depositary Shares
Trading Symbol	SR.PRA
Security Exchange Name	NYSE